Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning	£ 709	£ 1,319	£ 1,819
Cash Flows	(188)	(178)	(215)
Foreign Exchange			(4)
New leases			720
Effect of modification to lease term - IFRS 16			(24)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019
Transfer to share premium on exercise of warrants			(70)
Warrants issued	4,562
Gain/(loss) in finance income within the consolidated statement of comprehensive income	(487)	(468)	(936)
Interest accruing in period	28	36	29
Ending	4,624	709	1,319
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	463	620	60
Cash Flows
Foreign Exchange
New leases			715
Effect of modification to lease term - IFRS 16
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(168)	(178)	(178)
Transfer to share premium on exercise of warrants
Gain/(loss) in finance income within the consolidated statement of comprehensive income
Interest accruing in period		21	23
Ending	295	463	620
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	246	699	1,759
Cash Flows	(188)	(178)	(215)
Foreign Exchange			(4)
New leases			5
Effect of modification to lease term - IFRS 16			(24)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	168	178	178
Transfer to share premium on exercise of warrants			(70)
Warrants issued	4,562
Gain/(loss) in finance income within the consolidated statement of comprehensive income	(487)	(468)	(936)
Interest accruing in period	28	15	6
Ending	£ 4,329	£ 246	£ 699